Schedule of operating expenses (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Selling and marketing expenses:
Promotion expenses	$ 3,485
Total selling and marketing expenses:	3,485
General and administrative expenses:
Employee compensation	416,574	485,565
Audit fee	230,291	286,000
Consulting fee	80,133	28,221
Attorney fee	162,172	54,933
Service fee	191,351
Employee benefit expenses	42,023	5,008
Lease fee	51,455
Travel and Communication expenses	6,822	7,110
Investment relationship fee	48,020	8,655
Depreciation expenses of vehicles	9,133	9,199
Others	1,359	38,300
Total general and administrative expenses:	1,239,333	922,991
Operating expenses – Continuing operations	1,242,818	922,991
Operating expenses –Discontinued operations		$ 409,271